Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 930,271	$ 527,720
Increase (decrease) in existing provisions	307,729	332,361
Acquisition of Business combination	935,488	229,358
Provision used	(204,414)	(236,826)
Increase from adjustment to time value of money	147,194	175,831
Foreign currency translation	(239,729)	(41,259)
Transfer to P&L	(89,700)	(56,914)
Total Changes in Provisions	856,568	402,551
Ending balance	1,786,839	930,271
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Beginning balance	828,490	397,392
Increase (decrease) in existing provisions	331,820	345,989
Acquisition of Business combination	869,545	229,358
Provision used	(159,421)	(214,373)
Increase from adjustment to time value of money	143,917	166,930
Foreign currency translation	(232,915)	(42,372)
Transfer to P&L	(89,700)	(54,434)
Total Changes in Provisions	863,246	431,098
Ending balance	1,691,736	828,490
Decomissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Beginning balance	90,278	15,280
Increase (decrease) in existing provisions	14,798	90,656
Provision used	(13,855)	(21,393)
Increase from adjustment to time value of money	2,997	6,306
Foreign currency translation	(6,498)	(483)
Transfer to P&L		(88)
Total Changes in Provisions	(2,558)	74,998
Ending balance	87,720	90,278
Provision for environmental issues
Disclosure Of Other Provisions [Line Items]
Beginning balance	11,503	115,048
Increase (decrease) in existing provisions	(38,889)	(104,284)
Acquisition of Business combination	65,943
Provision used	(31,138)	(1,060)
Increase from adjustment to time value of money	280	2,595
Foreign currency translation	(316)	1,596
Transfer to P&L		(2,392)
Total Changes in Provisions	(4,120)	(103,545)
Ending balance	$ 7,383	$ 11,503